LONG-TERM LOANS AND OTHER BORROWINGS (Details) $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Borrowings and other credit facilities
Long-term loans and other borrowings	$ 2,347	Rp 33,743	Rp 27,974
Two-step loans
Borrowings and other credit facilities
Long-term loans and other borrowings		751	892
Bonds and notes
Borrowings and other credit facilities
Long-term loans and other borrowings		9,956	8,982
Bank loans
Borrowings and other credit facilities
Long-term loans and other borrowings		18,748	13,894
Other borrowings
Borrowings and other credit facilities
Long-term loans and other borrowings		1,950	1,196
Obligations under finance leases
Borrowings and other credit facilities
Long-term loans and other borrowings		Rp 2,338	Rp 3,010